Pacer Trendpilot US Large Cap ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 96.9%
Communication Services - 7.8%
Activision Blizzard, Inc.	42,398	$3,246,415
Alphabet, Inc. - Class A (a)	355,869	35,174,092
Alphabet, Inc. - Class B (a)	315,444	31,503,392
AT&T, Inc.	424,626	8,649,632
Charter Communications, Inc. - Class A (a)	6,392	2,456,509
Comcast Corp. - Class A	257,025	10,113,934
DISH Network Corp. - Class A (a)	14,948	215,102
Electronic Arts, Inc.	15,648	2,013,585
Fox Corp. - Class A	17,994	610,716
Fox Corp. - Class B	8,256	261,715
Live Nation Entertainment, Inc. (a)	8,556	688,672
Lumen Technologies, Inc.	56,755	297,964
Match Group, Inc. (a)	16,630	900,016
Meta Platforms, Inc. - Class A (a)	133,968	19,957,213
Netflix, Inc. (a)	26,550	9,394,983
News Corp. - Class A	22,822	462,374
News Corp. - Class B	6,992	142,916
Omnicom Group, Inc.	12,202	1,049,250
Take-Two Interactive Software, Inc. (a)	9,438	1,068,665
The Interpublic Group of Cos., Inc.	23,122	843,028
T-Mobile US, Inc. (a)	35,606	5,316,332
Verizon Communications, Inc.	250,233	10,402,186
Paramount Global - Class B	30,096	697,023
Walt Disney Co. (a)	108,591	11,781,038
Warner Bros Discovery, Inc. (a)	131,704	1,951,853
		159,198,605
Consumer Discretionary - 10.6%
Advance Auto Parts, Inc.	3,546	539,985
Amazon.com, Inc. (a)	528,789	54,534,010
Aptiv PLC (a)	16,130	1,824,142
AutoZone, Inc. (a)	1,088	2,653,469
Bath & Body Works, Inc.	13,566	624,172
Best Buy Co., Inc.	11,902	1,055,946
Booking Holdings, Inc. (a)	2,264	5,510,802
BorgWarner, Inc.	13,966	660,313
Caesars Entertainment, Inc. (a)	12,784	665,535
CarMax, Inc. (a)	9,438	664,907
Carnival Corp. (a)	59,710	646,062
Chipotle Mexican Grill, Inc. (a)	1,673	2,754,394
Darden Restaurants, Inc.	7,274	1,076,334
Dollar General Corp.	13,484	3,149,862
Dollar Tree, Inc. (a)	12,584	1,889,865
Domino's Pizza, Inc.	2,064	728,592
DR Horton, Inc.	18,694	1,844,911
eBay, Inc.	32,360	1,601,820
Etsy, Inc. (a)	7,474	1,028,273
Expedia Group, Inc. (a)	8,956	1,023,671
Ford Motor Co.	235,285	3,178,700
Garmin Ltd.	9,156	905,345
General Motors Co.	84,687	3,329,893
Genuine Parts Co.	8,356	1,402,304
Hasbro, Inc.	7,774	459,988
Hilton Worldwide Holdings, Inc.	16,130	2,340,302
Las Vegas Sands Corp. (a)	19,576	1,154,984
Lennar Corp. - Class A	15,148	1,551,155
LKQ Corp.	15,148	893,126
Lowe's Cos., Inc.	36,988	7,702,751
Marriott International, Inc.	16,030	2,792,105
McDonald's Corp.	43,680	11,680,032
MGM Resorts International	18,976	785,796
Mohawk Industries, Inc. (a)	3,146	377,709
Newell Brands, Inc.	22,422	357,855
NIKE, Inc. - Class B	75,049	9,555,989
Norwegian Cruise Line Holdings Ltd. (a)	25,086	381,558
NVR, Inc. (a)	200	1,054,000
O'Reilly Automotive, Inc. (a)	3,746	2,968,143
Pool Corp.	2,364	911,582
PulteGroup, Inc.	13,566	771,770
Ralph Lauren Corp.	2,464	305,166
Ross Stores, Inc.	20,658	2,441,569
Royal Caribbean Cruises Ltd. (a)	13,084	849,675
Starbucks Corp.	68,366	7,461,465
Tapestry, Inc.	14,366	654,659
Target Corp.	27,450	4,725,243
Tesla Motors, Inc. (a)	159,936	27,704,114
The Home Depot, Inc.	60,983	19,768,859
The TJX Cos., Inc.	69,148	5,660,455
Tractor Supply Co.	6,592	1,502,910
Ulta Beauty, Inc. (a)	3,046	1,565,522
VF Corp.	19,676	608,775
Whirlpool Corp.	3,246	505,045
Wynn Resorts Ltd. (a)	6,092	631,375
Yum! Brands, Inc.	16,812	2,194,134
		215,611,118
Consumer Staples - 6.7%
Altria Group, Inc.	106,818	4,811,083
Archer-Daniels-Midland Co.	32,760	2,714,166
Brown-Forman Corp. - Class B	10,920	727,053
Campbell Soup Co.	12,002	623,264
Church & Dwight Co., Inc.	14,566	1,177,807
Colgate-Palmolive Co.	49,772	3,709,507
Conagra Brands, Inc.	28,532	1,061,105
Constellation Brands, Inc. - Class A	9,638	2,231,390
Costco Wholesale Corp.	26,368	13,477,739
General Mills, Inc.	35,406	2,774,414
Hormel Foods Corp.	17,212	779,876
Kellogg Co.	15,248	1,045,708
Keurig Dr Pepper, Inc.	50,654	1,787,073
Kimberly-Clark Corp.	20,058	2,607,740
Lamb Weston Holdings, Inc.	8,556	854,659
McCormick & Co., Inc.	14,948	1,122,894
Molson Coors Brewing Co. - Class B	11,220	589,948
Mondelez International, Inc.	81,350	5,323,544
Monster Beverage Corp. (a)	22,722	2,364,906
PepsiCo, Inc.	82,032	14,029,113
Philip Morris International, Inc.	92,361	9,627,711
Sysco Corp.	30,196	2,338,982
The Clorox Co.	7,374	1,066,944
The Coca-Cola Co.	231,839	14,216,367
The Estee Lauder Cos., Inc. - Class A	13,766	3,814,283
The Hershey Co.	8,756	1,966,598
The JM Smucker Co.	6,392	976,698
The Kraft Heinz Co.	47,408	1,921,446
The Kroger Co.	38,852	1,733,965
The Procter & Gamble Co.	141,151	20,097,079
Tyson Foods, Inc. - Class A	17,212	1,131,689
Walgreens Boots Alliance, Inc.	42,780	1,576,871
Walmart, Inc.	84,096	12,098,891
		136,380,513
Energy - 5.0%
APA Corp.	19,176	850,072
Baker Hughes Co.	59,710	1,895,195
Chevron Corp.	106,036	18,452,385
ConocoPhillips	74,258	9,049,822
Coterra Energy, Inc.	47,017	1,176,835
Devon Energy Corp.	38,952	2,463,324
Diamondback Energy, Inc.	10,520	1,537,182
EOG Resources, Inc.	35,024	4,631,924
EQT Corp.	21,840	713,513
Exxon Mobil Corp.	245,305	28,457,833
Halliburton Co.	54,100	2,230,002
Hess Corp.	16,530	2,482,145
Kinder Morgan, Inc.	117,838	2,156,435
Marathon Oil Corp.	37,870	1,040,289
Marathon Petroleum Corp.	27,932	3,589,821
Occidental Petroleum Corp.	43,280	2,804,111
ONEOK, Inc.	26,650	1,824,992
Phillips 66	28,132	2,820,796
Pioneer Natural Resources Co.	14,166	3,263,138
Schlumberger Ltd.	84,496	4,814,582
Targa Resources Corp.	13,484	1,011,570
The Williams Cos., Inc.	72,594	2,340,431
Valero Energy Corp.	23,022	3,223,771
		102,830,168
Financials - 11.7%
Aflac, Inc.	33,742	2,480,037
American Express Co.	35,606	6,228,558
American International Group, Inc.	44,262	2,798,244
Ameriprise Financial, Inc.	6,292	2,202,955
Aon PLC	12,302	3,920,401
Arch Capital Group Ltd. (a)	22,040	1,418,274
Arthur J Gallagher & Co.	12,584	2,462,940
Assurant, Inc.	3,146	417,128
Bank of America Corp.	415,870	14,755,068
Berkshire Hathaway, Inc. - Class B (a)	107,309	33,428,900
BlackRock, Inc.	8,956	6,799,485
Brown & Brown, Inc.	13,966	817,849
Capital One Financial Corp.	22,722	2,703,918
Cboe Global Markets, Inc.	6,292	773,161
Chubb Ltd.	24,686	5,615,818
Cincinnati Financial Corp.	9,338	1,056,595
Citigroup, Inc.	115,374	6,024,830
Citizens Financial Group, Inc.	29,314	1,269,882
CME Group, Inc.	21,440	3,787,590
Comerica, Inc.	7,774	569,912
Discover Financial Services	16,230	1,894,528
Everest Re Group Ltd.	2,364	826,667
FactSet Research Systems, Inc.	2,264	957,536
Fifth Third Bancorp	40,916	1,484,842
First Republic Bank	10,920	1,538,410
Franklin Resources, Inc.	16,912	527,654
Globe Life, Inc.	5,410	653,799
Huntington Bancshares, Inc.	85,969	1,304,150
Intercontinental Exchange, Inc.	33,242	3,575,177
Invesco Ltd.	27,050	500,696
JPMorgan Chase & Co.	174,793	24,464,028
KeyCorp.	55,573	1,066,446
Lincoln National Corp.	9,156	324,397
Loews Corp.	11,702	719,439
M&T Bank Corp.	10,329	1,611,324
MarketAxess Holdings, Inc.	2,264	823,756
Marsh & McLennan Cos., Inc.	29,514	5,162,294
MetLife, Inc.	39,252	2,866,181
Moody's Corp.	9,338	3,013,840
Morgan Stanley	78,495	7,639,918
MSCI, Inc.	4,728	2,513,216
Nasdaq, Inc.	20,158	1,213,310
Northern Trust Corp.	12,402	1,202,622
Principal Financial Group, Inc.	13,566	1,255,533
Prudential Financial, Inc.	21,940	2,302,384
Raymond James Financial, Inc.	11,502	1,297,081
Regions Financial Corp.	55,673	1,310,542
S&P Global, Inc.	19,876	7,452,307
Signature Bank	3,746	483,047
State Street Corp.	21,840	1,994,647
SVB Financial Group (a)	3,546	1,072,452
Synchrony Financial	26,850	986,201
T Rowe Price Group, Inc.	13,284	1,547,187
The Allstate Corp.	15,830	2,033,680
The Bank of New York Mellon Corp.	43,862	2,218,101
The Charles Schwab Corp.	90,888	7,036,549
The Goldman Sachs Group, Inc.	20,158	7,373,998
The Hartford Financial Services Group, Inc.	18,976	1,472,727
The PNC Financial Services Group, Inc.	24,004	3,970,982
The Progressive Corp.	34,824	4,748,252
The Travelers Cos., Inc.	13,966	2,669,182
Truist Financial Corp.	79,086	3,906,058
US Bancorp	80,559	4,011,838
W R Berkley Corp.	12,202	855,848
Wells Fargo & Co.	227,011	10,640,006
Willis Towers Watson PLC	6,492	1,650,201
Zions Bancorp	8,956	476,101
		238,180,679
Health Care - 14.6%
Abbott Laboratories	103,872	11,483,050
AbbVie, Inc.	105,345	15,564,724
Agilent Technologies, Inc.	17,612	2,678,433
Align Technology, Inc. (a)	4,328	1,167,391
AmerisourceBergen Corp.	9,638	1,628,436
Amgen, Inc.	31,778	8,020,767
Baxter International, Inc.	29,996	1,370,517
Becton Dickinson and Co.	17,012	4,290,767
Biogen, Inc. (a)	8,556	2,488,940
Bio-Rad Laboratories, Inc. - Class A (a)	1,282	599,284
Bio-Techne Corp.	9,338	743,865
Boston Scientific Corp. (a)	85,378	3,948,732
Bristol-Myers Squibb Co.	126,685	9,203,665
Cardinal Health, Inc.	15,648	1,208,808
Catalent, Inc. (a)	10,720	574,056
Centene Corp. (a)	33,742	2,572,490
Charles River Laboratories International, Inc. (a)	3,046	740,939
Cigna Corp.	18,194	5,761,494
CVS Health Corp.	78,295	6,907,185
Danaher Corp.	39,052	10,324,568
DaVita, Inc. (a)	3,246	267,438
DENTSPLY SIRONA, Inc.	12,784	470,835
DexCom, Inc. (a)	23,022	2,465,426
Edwards Lifesciences Corp. (a)	36,788	2,821,640
Elevance Health, Inc.	14,266	7,132,857
Eli Lilly & Co.	47,017	16,180,900
GE HealthCare Technologies, Inc. (a)	21,740	1,511,365
Gilead Sciences, Inc.	74,758	6,275,186
HCA Healthcare, Inc.	12,584	3,209,801
Henry Schein, Inc. (a)	8,074	695,575
Hologic, Inc. (a)	14,848	1,208,182
Humana, Inc.	7,574	3,875,616
IDEXX Laboratories, Inc. (a)	4,910	2,359,255
Illumina, Inc. (a)	9,338	2,000,200
Incyte Corp. (a)	11,020	938,243
Intuitive Surgical, Inc. (a)	21,058	5,173,740
IQVIA Holdings, Inc. (a)	11,120	2,551,039
Johnson & Johnson	155,799	25,460,673
Laboratory Corp. of American Holdings	5,310	1,338,757
McKesson Corp.	8,456	3,202,118
Medtronic PLC	79,186	6,627,076
Merck & Co., Inc.	151,080	16,227,503
Mettler-Toledo International, Inc. (a)	1,382	2,118,495
Moderna, Inc. (a)	19,676	3,464,157
Molina Healthcare, Inc. (a)	3,446	1,074,566
Organon & Co.	15,148	456,409
PerkinElmer, Inc.	7,474	1,027,899
Pfizer, Inc.	334,429	14,768,385
Quest Diagnostics, Inc.	6,792	1,008,476
Regeneron Pharmaceuticals, Inc. (a)	6,392	4,848,140
ResMed, Inc.	8,756	1,999,608
STERIS PLC	5,910	1,220,474
Stryker Corp.	20,058	5,090,921
Teleflex, Inc.	2,746	668,431
The Cooper Cos., Inc.	2,946	1,027,948
Thermo Fisher Scientific, Inc.	23,404	13,348,003
UnitedHealth Group, Inc.	55,673	27,791,405
Universal Health Services, Inc. - Class B	3,837	568,682
Vertex Pharmaceuticals, Inc. (a)	15,248	4,926,629
Viatris, Inc.	72,294	879,095
Waters Corp. (a)	3,546	1,165,145
West Pharmaceutical Services, Inc.	4,428	1,176,077
Zimmer Biomet Holdings, Inc.	12,484	1,589,713
Zoetis, Inc.	27,732	4,589,369
		298,079,563
Industrials - 8.3%
3M Co.	32,951	3,792,001
A O Smith Corp.	7,574	512,760
Alaska Air Group, Inc. (a)	7,574	388,849
Allegion PLC	5,210	612,436
American Airlines Group, Inc. (a)	38,752	625,457
AMETEK, Inc.	13,666	1,980,477
Carrier Global Corp.	49,872	2,270,672
Caterpillar, Inc.	30,978	7,815,440
CH Robinson Worldwide, Inc.	6,992	700,389
Cintas Corp.	5,110	2,267,511
Copart, Inc. (a)	25,568	1,703,084
CoStar Group, Inc. (a)	24,204	1,885,492
CSX Corp.	125,212	3,871,555
Cummins, Inc.	8,356	2,085,156
Deere & Co.	16,330	6,904,977
Delta Air Lines, Inc. (a)	38,170	1,492,447
Dover Corp.	8,356	1,268,691
Eaton Corp. PLC	23,704	3,845,026
Emerson Electric Co.	35,206	3,176,285
Equifax, Inc.	7,274	1,616,283
Expeditors International of Washington, Inc.	9,438	1,020,720
Fastenal Co.	34,124	1,724,968
FedEx Corp.	14,266	2,765,607
Fortive Corp.	21,049	1,431,963
Generac Holdings, Inc. (a)	3,746	451,768
General Dynamics Corp.	13,384	3,119,275
General Electric Co.	65,120	5,240,858
Honeywell International, Inc.	40,034	8,346,288
Howmet Aerospace, Inc.	21,940	892,739
Huntington Ingalls Industries, Inc.	2,364	521,357
IDEX Corp.	4,528	1,085,271
Illinois Tool Works, Inc.	16,630	3,925,345
Ingersoll Rand, Inc.	24,104	1,349,824
Jacobs Solutions, Inc.	7,574	935,768
JB Hunt Trasport Services, Inc.	4,910	928,235
Johnson Controls International PLC	41,016	2,853,483
L3Harris Technologies, Inc.	11,320	2,431,762
Leidos Holdings, Inc.	8,156	806,139
Lockheed Martin Corp.	13,866	6,423,563
Masco Corp.	13,484	717,349
Nordson Corp.	3,246	789,752
Norfolk Southern Corp.	13,766	3,383,820
Northrop Grumman Corp.	8,656	3,878,234
Old Dominion Freight Line, Inc.	5,410	1,802,828
Otis Worldwide Corp.	24,786	2,038,153
PACCAR, Inc.	20,758	2,269,057
Parker-Hannifin Corp.	7,674	2,501,724
Pentair PLC	9,838	544,828
Quanta Services, Inc.	8,556	1,302,138
Raytheon Technologies Corp.	87,542	8,741,069
Republic Services, Inc.	12,202	1,523,054
Robert Half International, Inc.	6,492	545,068
Rockwell Automation, Inc.	6,892	1,943,751
Rollins, Inc.	13,766	501,082
Snap-On, Inc.	3,146	782,505
Southwest Airlines Co.	35,406	1,266,473
Stanley Black & Decker, Inc.	8,856	790,929
Textron, Inc.	12,402	903,486
The Boeing Co. (a)	33,342	7,101,846
Trane Technologies PLC	13,666	2,447,854
TransDigm Group, Inc.	3,046	2,186,266
Union Pacific Corp.	36,588	7,470,904
United Airlines Holdings, Inc. (a)	19,476	953,545
United Parcel Service, Inc. - Class B	43,480	8,053,800
United Rentals, Inc. (a)	4,128	1,820,242
Verisk Analytics, Inc.	9,338	1,697,555
W.W. Grainger, Inc.	2,664	1,570,375
Waste Management, Inc.	22,222	3,438,410
Westinghouse Air Brake Technologies Corp.	10,820	1,123,224
Xylem, Inc.	10,720	1,114,987
		170,274,229
Information Technology - 26.4%
Accenture PLC - Class A	37,570	10,483,909
Adobe, Inc. (a)	27,732	10,270,269
Advanced Micro Devices, Inc. (a)	96,098	7,221,765
Akamai Technologies, Inc. (a)	9,338	830,615
Amphenol Corp.	35,406	2,824,337
Analog Devices, Inc.	30,696	5,263,443
ANSYS, Inc. (a)	5,210	1,387,736
Apple, Inc.	890,850	128,540,746
Applied Materials, Inc.	51,245	5,713,305
Arista Networks, Inc. (a)	14,748	1,858,543
Autodesk, Inc. (a)	12,884	2,772,121
Automatic Data Processing, Inc.	24,686	5,574,346
Broadcom, Inc.	24,104	14,101,081
Broadridge Financial Solutions, Inc.	6,992	1,051,317
Cadence Design System, Inc. (a)	16,330	2,985,614
CDW Corp.	8,074	1,582,746
Ceridian HCM Holding, Inc. (a)	9,156	661,796
Cisco Systems, Inc.	244,623	11,905,801
Cognizant Technology Solutions Corp.	30,596	2,042,283
Corning, Inc.	45,344	1,569,356
DXC Technology Co. (a)	13,666	392,624
Enphase Energy, Inc. (a)	8,074	1,787,422
EPAM Systems, Inc. (a)	3,446	1,146,312
F5, Inc. (a)	3,546	523,602
Fidelity National Information Services, Inc.	35,306	2,649,362
First Solar, Inc. (a)	5,910	1,049,616
Fiserv, Inc. (a)	37,870	4,039,972
FleetCor Technologies, Inc. (a)	4,428	924,611
Fortinet, Inc. (a)	38,652	2,023,046
Gartner, Inc. (a)	4,728	1,598,726
Gen Digital, Inc.	34,524	794,397
Global Payments, Inc.	16,130	1,818,174
Hewlett Packard Enterprise Co.	76,622	1,235,913
HP, Inc.	52,718	1,536,203
Intel Corp.	245,905	6,949,275
International Business Machines Corp.	53,900	7,261,947
Intuit, Inc.	16,812	7,105,928
Jack Henry & Associates, Inc.	4,328	779,430
Juniper Networks, Inc.	19,376	625,845
Keysight Technologies, Inc. (a)	10,620	1,904,697
KLA Corp.	8,456	3,318,811
Lam Research Corp.	8,165	4,083,316
MasterCard, Inc. - Class A	50,554	18,735,312
Microchip Technology, Inc.	32,760	2,542,831
Micron Technology, Inc.	64,720	3,902,616
Microsoft Corp.	444,102	110,052,917
Monolithic Power Systems, Inc.	2,664	1,136,356
Motorola Solutions, Inc.	9,938	2,554,165
NetApp, Inc.	12,984	859,930
NVIDIA Corp.	148,325	28,978,255
NXP Semiconductors NV	15,448	2,847,221
ON Semiconductor Corp. (a)	25,768	1,892,660
Oracle Corp.	91,570	8,100,282
Paychex, Inc.	19,076	2,210,145
Paycom Software, Inc. (a)	2,846	921,933
PayPal Holdings, Inc. (a)	67,966	5,538,549
PTC, Inc. (a)	6,292	848,665
Qorvo, Inc. (a)	5,992	651,091
QUALCOMM, Inc.	66,784	8,896,297
Roper Technologies, Inc.	6,292	2,685,111
salesforce.com, Inc. (a)	59,610	10,012,692
Seagate Technology Holdings PLC	11,402	772,828
ServiceNow, Inc. (a)	12,002	5,462,470
Skyworks Solutions, Inc.	9,538	1,046,032
SolarEdge Technologies, Inc. (a)	3,346	1,067,809
Synopsys, Inc. (a)	9,156	3,238,935
TE Connectivity Ltd.	18,976	2,412,798
Teledyne Technologies, Inc. (a)	2,746	1,165,018
Teradyne, Inc.	9,238	939,505
Texas Instruments, Inc.	54,100	9,587,061
Trimble, Inc. (a)	14,648	850,463
Tyler Technologies, Inc. (a)	2,464	795,305
VeriSign, Inc. (a)	5,510	1,201,455
Visa, Inc. - Class A	97,380	22,417,850
Western Digital Corp. (a)	18,885	829,996
Zebra Technologies Corp. (a)	3,046	963,084
		538,307,995
Materials - 2.8%
Air Products & Chemicals, Inc.	13,184	4,225,604
Albemarle Corp.	6,992	1,967,898
Amcor PLC	88,724	1,070,011
Avery Dennison Corp.	4,828	914,616
Ball Corp.	18,694	1,088,739
Celanese Corp.	5,910	728,112
CF Industries Holdings, Inc.	11,702	991,159
Corteva, Inc.	42,598	2,745,441
Dow, Inc.	41,898	2,486,646
DuPont de Nemours, Inc.	29,614	2,189,955
Eastman Chemical Co.	7,174	632,532
Ecolab, Inc.	14,748	2,283,433
FMC Corp.	7,474	995,014
Freeport-McMoRan, Inc.	85,178	3,800,642
International Flavors & Fragrances, Inc.	15,148	1,703,544
International Paper Co.	21,140	884,075
Linde PLC	29,414	9,734,269
LyondellBasell Industries NV	15,148	1,464,660
Martin Marietta Materials, Inc.	3,746	1,347,212
Mosaic Co.	20,258	1,003,581
Newmont Goldcorp Corp.	47,308	2,504,013
Nucor Corp.	15,248	2,577,217
Packaging Corp. of America	5,510	786,277
PPG Industries, Inc.	13,966	1,820,329
Sealed Air Corp.	8,656	474,003
Steel Dynamics, Inc.	9,938	1,198,920
The Sherwin-Williams Co.	14,066	3,327,875
Vulcan Materials Co.	7,974	1,461,873
Westrock Co.	15,148	594,408
		57,002,058
Real Estate - 0.1%
CBRE Group, Inc. (a)	18,794	1,607,075

Utilities - 2.9%
Alliant Energy Corp.	14,948	807,640
Ameren Corp.	15,448	1,341,968
American Electric Power Co., Inc.	30,596	2,874,800
American Water Works Co., Inc.	10,820	1,693,222
Atmos Energy Corp.	8,356	982,164
CenterPoint Energy, Inc.	37,470	1,128,596
CMS Energy Corp.	17,312	1,093,945
Consolidated Edison, Inc.	21,140	2,014,853
Constellation Energy Corp.	19,476	1,662,471
Dominion Energy, Inc.	49,672	3,161,126
DTE Energy Co.	11,502	1,338,488
Duke Energy Corp.	45,835	4,695,796
Edison International	22,722	1,565,546
Entergy Corp.	12,102	1,310,405
Evergy, Inc.	13,666	856,175
Eversource Energy	20,758	1,709,006
Exelon Corp.	59,210	2,498,070
FirstEnergy Corp.	32,360	1,325,142
NextEra Energy, Inc.	118,429	8,838,356
NiSource, Inc.	24,204	671,661
NRG Energy, Inc.	13,766	471,073
PG&E Corp. (a)	95,898	1,524,778
Pinnacle West Capital Corp.	6,792	506,344
PPL Corp.	43,862	1,298,315
Public Service Enterprise Group, Inc.	29,705	1,839,631
Sempra Energy	18,694	2,997,209
The AES Corp.	39,834	1,091,850
The Southern Co.	64,820	4,387,018
WEC Energy Group, Inc.	18,794	1,766,448
Xcel Energy, Inc.	32,560	2,239,151
		59,691,247
TOTAL COMMON STOCKS (Cost $1,974,762,008)		1,977,163,250

REAL ESTATE INVESTMENT TRUSTS - 2.7%
Alexandria Real Estate Equities, Inc.	8,856	1,423,513
American Tower Corp.	27,732	6,195,052
AvalonBay Communities, Inc.	8,356	1,482,689
Boston Properties, Inc.	8,456	630,310
Camden Property Trust	6,392	787,558
Crown Castle, Inc.	25,768	3,816,499
Digital Realty Trust, Inc.	17,112	1,961,377
Equinix, Inc.	5,510	4,067,096
Equity Residential	20,258	1,289,422
Essex Property Trust, Inc.	3,828	865,396
Extra Space Storage, Inc.	7,974	1,258,536
Federal Realty Investment Trust	4,328	482,702
Healthpeak Properties, Inc.	32,060	881,009
Host Hotels & Resorts, Inc.	42,598	802,972
Invitation Homes, Inc.	34,624	1,125,280
Iron Mountain, Inc.	17,312	944,889
Kimco Realty Corp.	36,888	828,505
Mid-America Apartment Communities, Inc.	6,892	1,149,034
Prologis, Inc.	54,982	7,108,073
Public Storage	9,438	2,872,361
Realty Income Corp.	37,370	2,534,807
Regency Centers Corp.	9,156	610,064
SBA Communications Corp.	6,392	1,901,812
Simon Property Group, Inc.	19,476	2,501,887
UDR, Inc.	18,194	774,883
Ventas, Inc.	23,804	1,233,285
VICI Properties, Inc.	57,346	1,960,086
Welltower, Inc.	28,132	2,111,025
Weyerhaeuser Co.	43,862	1,510,169
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $54,793,661)		55,110,291

SHORT-TERM INVESTMENTS - 0.4%	Principal Amount
Money Market Deposit Accounts - 0.4%
U.S. Bank Money Market Deposit Account, 3.300% (b)	$7,253,340	7,253,340
TOTAL SHORT-TERM INVESTMENTS (Cost $7,253,340)		7,253,340

Total Investments (Cost $2,036,809,009) - 100.0%		2,039,526,881
Liabilities in Excess of Other Assets - 0.0% (c)		(515,194)
TOTAL NET ASSETS - 100.0%		$2,039,011,687

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2023.
(c)	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,977,163,250	$ -	$ -	$ -	$ 1,977,163,250
Real Estate Investment Trusts	55,110,291	-	-	-	55,110,291
Short-Term Investments	7,253,340	-	-	-	7,253,340
Total Investments in Securities	$ 2,039,526,881	$ -	$ -	$ -	$ 2,039,526,881

 ^ See the Schedules of Investments for sector breakouts.